Financial Instrument Risks	12 Months Ended
Dec. 31, 2022
Financial Instrument Risks [Abstract]
Financial Instrument Risks

17.    Financial Instrument Risks

The Company is exposed to the following risks that arise from its use of financial instruments:

Market Risk

Market risk is the risk of loss that may arise from changes in market factors such as interest rates and commodity and equity prices.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company has no variable interest-bearing debt and therefore, exposure to interest rate risk is minimal at this time.

Foreign Currency Risk

For the Company’s foreign currency transactions, the fluctuations in the respective exchange rates relative to the Canadian dollar will create volatility in the Company’s cash flows on a period-to-period basis. Additional earnings variability arises from the translation of monetary assets and liabilities denominated in foreign currencies at the rates of exchange at each consolidated balance sheet date, the impact of which is reported as a foreign exchange gain or loss in the determination of comprehensive loss for the period.

Liquidity Risk

Liquidity risk is the risk that the Company encounters difficulty in meeting its obligations associated with financial liabilities. Liquidity risk includes the risk that, as a result of operational liquidity requirements, the Company will not have sufficient funds to settle a transaction on the due date; will be forced to sell financial assets at a value which is less than what they are worth; or may be unable to settle or recover a financial asset. Liquidity risk arises primarily from the Company’s accounts payable and accrued liabilities.

The Company focuses on maintaining adequate liquidity to meet its operating working capital requirements and capital expenditures. The majority of the Company’s financial liabilities are due within one year.

Credit and Concentration Risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company is exposed to credit risk resulting from the possibility that a customer or counterparty to a financial instrument defaults on their financial obligations or if there is a concentration of transactions carried out with the same counterparty. Financial instruments that potentially subject the Company to concentrations of credit risk include cash, cash equivalents, marketable securities and accounts receivable.

The Company’s cash, cash equivalents, and marketable securities are held in reputable banks in its country of domicile and management believes the risk of loss to be remote.

The Company is exposed to credit risk in the event of default by its customers. Accounts receivable are recorded at the invoiced amount, do not bear interest, and do not require collateral. For the year ended December 31, 2022, one customer accounted for $17,686,000 or 45% of revenue (2021 — $6,545,000 or 69%). As of December 31, 2022, one customer accounted for 66% of accounts receivable (2021 — 35%), which has been collected in the month of January 2023.